CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CNY (¥) ¥ in Millions	Share capital	Capital reserve	Share premium	Statutory surplus reserve	Discretionary surplus reserve	Other reserves	Retained earnings	Total equity attributable to owners of the Company	Non-controlling interests	Total
Balance at beginning of year at Dec. 31, 2019	¥ 121,071	¥ 34,503	¥ 55,850	¥ 90,423	¥ 117,000	¥ 1,941	¥ 322,931	¥ 743,719	¥ 138,359	¥ 882,078
Net income for the year							33,443	33,443	8,828	42,271
Other comprehensive income (Note 12)						1,406	(12)	1,394	(1,079)	315
Total comprehensive income for the year						1,406	33,431	34,837	7,749	42,586
Amounts transferred to initial carrying amount of hedged items						(47)		(47)	48	1
Contributions by and distributions to owners:
Final dividend							(23,004)	(23,004)		(23,004)
Interim dividend							(8,475)	(8,475)		(8,475)
Appropriation (Note 43(c))				1,857			(1,857)
Distributions to non-controlling interests									(6,726)	(6,726)
Distribution to SAMC in the Acquisition of Baling Branch of SAMC		(972)						(972)	972
Other contributions									3,325	3,325
Total contributions by and distributions to owners		(972)		1,857			(33,336)	(32,451)	(2,429)	(34,880)
Transaction with non-controlling interests		(138)						(138)	13	(125)
Total transactions with owners		(1,110)		1,857			(33,336)	(32,589)	(2,416)	(35,005)
Others		870				200	(665)	405	(2,363)	(1,958)
Balance at end of year at Dec. 31, 2020	121,071	34,263	55,850	92,280	117,000	3,500	322,361	746,325	141,377	887,702
Net income for the year							71,975	71,975	13,876	85,851
Other comprehensive income (Note 12)						17,574		17,574	(67)	17,507
Total comprehensive income for the year						17,574	71,975	89,549	13,809	103,358
Amounts transferred to initial carrying amount of hedged items						(19,302)		(19,302)	(648)	(19,950)
Contributions by and distributions to owners:
Final dividend							(15,739)	(15,739)		(15,739)
Interim dividend							(19,371)	(19,371)		(19,371)
Appropriation (Note 43(c))				3,944			(3,944)
Distributions to non-controlling interests									(8,982)	(8,982)
Distribution to sellers in the business combination of entities under common control (Note 35)		(6,124)						(6,124)		(6,124)
Other contributions									1,973	1,973
Total contributions by and distributions to owners		(6,124)		3,944			(39,054)	(41,234)	(7,009)	(48,243)
Transaction with non-controlling interests		(1,396)						(1,396)	(6,796)	(8,192)
Total transactions with owners		(7,520)		3,944			(39,054)	(42,630)	(13,805)	(56,435)
Others		319				723	(802)	240	159	399
Balance at end of year at Dec. 31, 2021	121,071	27,062	55,850	96,224	117,000	2,495	354,480	774,182	140,892	915,074
Net income for the year							66,153	66,153	9,490	75,643
Other comprehensive income (Note 12)						19,126		19,126	2,703	21,829
Total comprehensive income for the year						19,126	66,153	85,279	12,193	97,472
Amounts transferred to initial carrying amount of hedged items						(15,363)		(15,363)	(439)	(15,802)
Transactions with owners, recorded directly in equity:
Purchase of own shares (Note 33)	(1,175)		(3,004)					(4,179)		(4,179)
Contributions by and distributions to owners:
Final dividend							(37,532)	(37,532)		(37,532)
Interim dividend							(19,371)	(19,371)		(19,371)
Appropriation (Note 43(c))				4,610			(4,610)
Distributions to non-controlling interests									(6,691)	(6,691)
Contributions to subsidiaries from non-controlling interests									5,395	5,395
Other contributions		2,678						2,678	2,191	4,869
Total contributions by and distributions to owners		2,678		4,610			(61,513)	(54,225)	895	(53,330)
Transaction with non-controlling interests									(1,713)	(1,713)
Total transactions with owners	(1,175)	2,678	(3,004)	4,610			(61,513)	(58,404)	(818)	(59,222)
Other equity movements under the equity method		(1,009)						(1,009)		(1,009)
Others		22				149	(150)	21	(296)	(275)
Balance at end of year at Dec. 31, 2022	¥ 119,896	¥ 28,753	¥ 52,846	¥ 100,834	¥ 117,000	¥ 6,407	¥ 358,970	¥ 784,706	¥ 151,532	¥ 936,238